Related Parties	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
RELATED PARTIES

NOTE 15 – RELATED PARTIES

A.	Transactions and balances with related parties

	Year ended December 31
	2025	2024
General and administrative expenses:
Directors and Officers compensation (*)	748	445
(*) Share base compensation	178	11

Financing:
Financing expense	8	8

B.	Balances with related parties:

	As of December 31,
	2025	2024

Other accounts liabilities	117	43
Loans	330	322
C.	On August 4, 2024, the Company entered into a first amendment to service agreement with Mr. Balucka pursuant to which his monthly fee was increased, from NIS 30,000 (approximately $8,200) to NIS 40,000 (approximately $11,000) effective August 1, 2024. In addition, on August 4, 2024, the Company’s board of directors approved an annual bonus of NIS 120,000 (approximately $32,900) for Mr. Balucka pursuant to the terms of his existing services agreement.

D.	On March 18, 2025, the board of directors of the Company approved the following grants pursuant to the 2021 Plan (see also note 10 above):

(i) Options to purchase 40,000 shares of common stock to Mr. Yossef Balucka, CEO, at an exercise price of $5.25 per share, and vest in three equal installments of 33% at the end of each year. The options expire after six (6) years from the date of grant, and such other terms and conditions set forth in the 2021 Plan.

(ii) Options to purchase 20,000 shares of common stock to Mr. Vadim Maor, Company’s CTO nominated at March 18, 2025, at an exercise price of $5.25 per share. The options have the following vesting schedule: 33% of the options will vest after 12 months and the remaining portion will vest in eight equal installments over eight quarters. The options expire after six (6) years from the date of grant, and such other terms and conditions set forth in the 2021 Plan.

(iii) Options to purchase 4,800 shares of common stock to Ms. Keren Gousman Golan, director at an exercise price of $5.25 per share and vest in three equal installments of 33% at the end of each year. The options expire after six (6) years from the date of grant, and such other terms and conditions set forth in the 2021 Plan.

(iv) Options to purchase 2,000 shares of common stock to Mr. Shlomo Zakai, CFO, at an exercise price of $5.25 per share, and vest in three equal installments of 33% at the end of each year. The options expire after six (6) years from the date of grant, and such other terms and conditions set forth in the 2021 Plan.